Preferred Shares - Preferred Share Series Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Aug. 30, 2019	Sep. 17, 2017	Jun. 16, 2017
Series E
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion			133,969
Annualized fixed dividend rate	5.194%
Bond yield	1.544%
Dividend rate on preference shares, term	3.65%
Preferred Shares
Disclosure of classes of share capital [line items]
Fixed rate reset term	5 years
Amount per share redeemable at reset date	$ 25.00
Series C
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion				827,628
Annualized fixed dividend rate	4.027%
Bond yield	0.927%
Dividend rate on preference shares, term	3.10%
Series G
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion		140,730
Annualized fixed dividend rate	4.988%
Bond yield	1.188%
Dividend rate on preference shares, term	3.80%